Share Capital - Schedule of Items Excluded from EPS (Details) - equity_instrument	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Stock options
Disclosure of classes of share capital [line items]
Number of instruments that are antidilutive in period presented	1,477,000	6,893,305
Convertible Debenture
Disclosure of classes of share capital [line items]
Number of instruments that are antidilutive in period presented	0	3,789,474
Warrants
Disclosure of classes of share capital [line items]
Number of instruments that are antidilutive in period presented	0	43,224,654